WEST SHORE REAL RETURN INCOME FUND

Class A   AWSFX

Class I   IWSFX

Class N   NWSFX

Class R    RWSFX

A Series of Two Roads Shared Trust

Supplement dated June 29, 2015 to the Prospectus and Statement of Additional Information (“SAI”)

dated August 28, 2014, as supplemented

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Effective August 28, 2015, the West Shore Real Return Income Fund the (“Fund”) will (i) change its name; (ii) revise its investment objective; (iii) change certain of its principal investment strategies; and (iv) add or remove certain principal investment risks. Accordingly, certain disclosures in the Fund’s Prospectus and SAI will be revised to reflect these changes. These changes are summarized below in tabular format for ease of comparison.

	Current	New
Name	West Shore Real Return Income Fund	West Shore Real Return Fund
Investment Objective	The Fund seeks a combination of capital growth and current income.	The Fund seeks to preserve purchasing power while emphasizing volatility management and low correlation to traditional equity and bond markets.
Principal Investment Strategies

Principal Investment Strategies: To pursue its investment objective, the Fund utilizes three core investment strategies: domestic income, global income and alternative investments. The Adviser will select and determine the appropriate allocation of Fund assets to each strategy based on its evaluation of market opportunities, economic trends, and relative values. Although the Fund’s allocation to each strategy may vary over time, the Fund will typically allocate up to 50% of its total assets to domestic income investments, up to 50% of its total assets to global income investments, and up to 20% of its total assets to alternative investments.

Domestic Income.  The Fund’s domestic income strategy focuses primarily on equity securities of established U.S. issuers believed to offer attractive dividend yields, the potential for capital appreciation and dividend growth,

Principal Investment Strategies: To pursue its investment objective, the Fund utilizes four core investment strategies: diversified equity, diversified fixed income, real assets and alternative investments. The Fund’s adviser will select and determine the appropriate allocation of Fund assets to each strategy based on its evaluation of market opportunities, economic trends, and relative values. Although the Fund’s allocation to each strategy may vary over time, the Fund will typically allocate up to 50% of its total assets to diversified equity investments; up to 50% of its total assets to diversified fixed income investments; up to 20% of its total assets to real asset investments; and up to 20% of its total assets to alternative investments.

Diversified Equity.   This strategy seeks to take advantage of favorable macroeconomic and currency trends by investing in equity securities of domestic and and lower relative risk.  The types of equity securities in which the Fund typically invests include common stock, preferred stock, convertible securities, depositary receipts, warrants, and rights. The Fund may also invest in other types of equity securities, including real estate investment trusts (“REITs”) and master limited partnerships.  The Fund may invest in securities of companies in any market sector and with market capitalizations of any size. The Fund may also invest directly or indirectly in debt securities issued by corporate and government issuers, including inflation-protected securities and asset-backed securities. The Fund may invest in debt securities of any credit quality or maturity.

Global Income. The Fund’s global income strategy seeks to provide current income and preservation of capital through investments in foreign securities that the Adviser believes will provide returns that exceed the rate of inflation. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers, including issuers located in emerging market countries.  The Fund’s global income strategy primarily invests in equity securities and fixed income securities, including common stock, preferred stock, convertible securities, warrants, rights, REITs, asset-backed securities, inflation-protected securities, and securities issued by foreign governments. The Fund’s global income strategy typically invests in securities in a number of different countries.

Alternative Investments.  The Fund’s alternative investments strategy seeks to provide exposure to investments that have low to moderate correlation to traditional equity and fixed income investments.  The Adviser also selects investments for the Fund’s alternative investments strategy to manage or hedge the Fund’s exposure to individual issuers and general market risk.  The Fund gains exposure to alternative investments primarily through investments in underlying funds, including private equity funds and hedge funds.  The Fund may invest in underlying funds that provide exposure to a variety of investment styles, including market neutral and long/short strategies, and investment types.  These underlying funds may invest, either directly or indirectly through derivatives (which may include swaps, futures, and options), in securities and instruments that may include, among others, raw materials, precious metals, other commodities, and other types of investments.  In executing the Fund’s alternative investments strategy, the Adviser may allocate Fund assets among one or more underlying funds.

The Fund seeks to gain exposure to commodity-linked investments by investing in underlying funds that may provide exposure to instruments which may include, among others, raw materials, precious metals, collectibles, other commodity-linked investments. The foreign (non-U.S.) issuers that are believed to offer attractive dividend yields, the potential for capital appreciation and dividend growth, and lower relative risk. This strategy also invests in securities that the adviser believes will provide returns that exceed the rate of inflation.  The types of equity securities in which the Fund typically invests include common stock, preferred stock, convertible securities, depositary receipts, warrants and rights. The Fund may invest in securities of companies in any market sector and with market capitalizations of any size, and may invest without limit in U.S. and non-U.S. dollar-denominated securities of domestic and foreign (non-U.S.) issuers, including issuers located in emerging market countries.

Diversified Fixed Income.  This strategy seeks to minimize overall portfolio volatility, while providing current income and inflation protection, by investing directly or indirectly in fixed income securities issued by corporate and government issuers, including inflation-protected securities and asset-backed securities. The Fund may invest in fixed income securities of any credit quality or maturity. In executing this strategy, the Fund may invest in cash and/or cash equivalents for defensive purposes.

Real Asset Investments. This strategy seeks to preserve purchasing power over the long term by investing in inflation-sensitive asset classes, including physical gold and other precious metals and commodities. The Fund may also invest in other types of equity securities, including real estate investment trusts (“REITs”) and master limited partnerships.

Alternative Investments.  This strategy seeks to provide exposure to investments that have low to moderate correlation to traditional equity and fixed income investments.  The Fund’s adviser also selects investments for the Fund’s alternative investments strategy to manage or hedge the Fund’s exposure to individual issuers and general market risk.  The Fund gains exposure to alternative investments primarily through investments in underlying funds, including private equity funds and hedge funds.  The Fund may invest in underlying funds that provide exposure to a variety of investment styles, including market neutral and long/short strategies, and investment types.  These underlying funds may invest, either directly or indirectly through derivatives (which may include swaps, futures, and options), in securities and instruments that may include, among others, raw materials, precious metals, other commodities, and other types of investments.  In executing this strategy, the adviser may allocate Fund assets among one or more underlying funds.

The Fund seeks to gain exposure to commodity-linked investments by investing in underlying funds that may provide exposure to instruments which may include, among others, raw materials, precious metals,

Fund intends to invest in such underlying funds through investments in West Shore Real Return Income (Cayman) Fund, Ltd. a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary").

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund. The Subsidiary pursues its investment objective by investing in underlying funds that may invest in raw materials, precious metals, collectibles, and other commodity-linked investments. The Subsidiary may also directly invest in physical precious metals, such as gold. The Fund may invest up to 25% of its total assets in the Subsidiary, although the Fund does not intend to allocate more than 20% of its assets to its alternative strategy, under which investments in the Subsidiary are categorized. The Subsidiary (unlike the Fund) is not subject to certain U.S. federal tax rules that otherwise limit the Fund’s investments in commodity-linked investments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s assets exposed to any particular underlying fund or direct investment made by the Subsidiary will vary based on market conditions, but may from time to time be substantial. In evaluating potential investments for the Fund, the Adviser takes into account quantitative and qualitative factors, including fundamental quality, earnings growth, dividend yield, relative value, and anticipated price appreciation. The Adviser may draw upon both internal and external resources to identify potential investments. Quantitative factors are identified through a proprietary computerized system that analyzes potential investments based on numerous criteria.  Eligible securities are identified and further sorted by industry, region and country.  The Adviser then measures each eligible security’s qualitative factors to determine the security’s target price.  The Adviser will continue to apply this quantitative and qualitative analysis to monitor a security’s value relative to other portfolio securities to determine whether to continue to hold or sell a security held by the Fund. The Adviser seeks to identify investments that provide returns that exceed the rate of inflation (“real return”) and have the ability to maintain or enhance real value during periods of inflation.

collectibles and other commodity-linked investments. The Fund intends to invest in such underlying funds through investments in [West Shore Real Return (Cayman) Fund, Ltd.], a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).

The Subsidiary is advised by the adviser and has the same investment objective as the Fund. The Subsidiary pursues its investment objective by investing in underlying funds that may invest in raw materials, precious metals, collectibles, and other commodity-linked investments. The Subsidiary may also directly invest in physical precious metals, such as gold. The Fund may invest up to 25% of its total assets in the Subsidiary, although the Fund does not intend to allocate more than 20% of its assets to its alternative strategy, under which investments in the Subsidiary are categorized. The Subsidiary (unlike the Fund) is not subject to certain U.S. federal tax rules that otherwise limit the Fund’s investments in commodity-linked investments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s assets exposed to any particular underlying fund or direct investment made by the Subsidiary will vary based on market conditions, but may from time to time be substantial. In evaluating potential investments for the Fund, the adviser takes into account quantitative and qualitative factors, including fundamental quality, earnings growth, dividend yield, relative value, and anticipated price appreciation. The adviser may draw upon both internal and external resources to identify potential investments. Quantitative factors are identified through a proprietary computerized system that analyzes potential investments based on numerous criteria.  Eligible securities are identified and further sorted by industry, region and country.  The adviser then measures each eligible security’s qualitative factors to determine the security’s target price.  The adviser will continue to apply this quantitative and qualitative analysis to monitor a security’s value relative to other portfolio securities to determine whether to continue to hold or sell a security held by the Fund. The adviser seeks to identify investments that provide returns that exceed the rate of inflation (“real return”) and have the ability to maintain or enhance real value during periods of inflation.

Summary of Changes to Principal Investment Risks	Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations.	Now a component of Fixed Income Securities Risk.

Not currently a Principal Investment Risk of the Fund.

Forward and Futures Contracts Risk. The primary risks associated with the use of forward and futures contracts are: (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.  The Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to the Fund from the futures clearing broker in the event of a bankruptcy of the broker.

Not currently a Principal Investment Risk of the Fund.

Volatility Management Risk. There can be no assurance that the Fund’s volatility management strategy will be successful or that the adviser’s measurements of volatility will correctly estimate the future volatility of the financial markets. The Fund may also forgo gains or incur losses as a result of the implementation of this strategy in extremely low or extremely high volatility markets.

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This Supplement and the existing Prospectus and SAI, dated August 28, 2014, as supplemented, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-WSFUNDS (973-8637).